Summary of Significant Accounting Policies - Contract Balances (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Accounts Receivable
Beginning balance	$ 28,127,346	$ 27,254,634
Increase/(decrease), net	3,323,419	6,788,404
Ending balance	31,450,765	34,043,038
Deferred Revenue
Beginning balance	3,331,511	3,887,908
(Decrease) Increase, net	(245,512)	2,272,367
Ending balance	3,085,999	6,160,275
Revenue recognized included in contract liability at beginning of quarter	$ 3,014,390	$ 3,631,753